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                               RYDEX DYNAMIC FUNDS

                       SUPPLEMENT DATED SEPTEMBER 26, 2000
                      TO THE RYDEX DYNAMIC FUNDS PROSPECTUS
                               DATED MARCH 1, 2000


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

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THE FOLLOWING PARAGRAPH SUPPLEMENTS AND, TO THE EXTENT IT MAY CONTRADICT
DISCLOSURE IN THE PROSPECTUS, SUPERCEDES THE INFORMATION FOUND ON PAGES 19 AND 20 OF THE PROSPECTUS:

DIRECT INVESTMENT IN THE DYNAMIC FUNDS

In most cases, Investors may only invest in a Dynamic Fund through an exchange transaction, as described in the Prospectus. Nonetheless, you may be able to purchase shares of the Dynamic Funds through your financial intermediary, without first purchasing shares of the Money Market Fund. Please contact your financial intermediary directly for more information and to determine if this option is available to you.

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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE